Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	COMPASS PATHWAYS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-39522
Entity Address, Address Line One	33 Broadwick Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1F 0DQ
Entity Address, Country	GB
Country Region	1
City Area Code	716
Local Phone Number	676-6461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.008 per share
Trading Symbol	CMPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001816590